CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Ordinary shares, par value per share (in Dollars per share)		$ 0.135	$ 0.135		$ 0.135
Ordinary shares, shares authorized		900,000	900,000		148,148
Ordinary shares, shares issued		339,486	312,665		12,323	[1]
Ordinary shares, shares outstanding		339,486	312,665		12,323	[1]
Due to related party (in Dollars)	[2]
Related Party
Due to related party (in Dollars)				[2]	$ 1
Do to related party					$ 1

[1]	Net of 3 treasury shares held by the Company as of December 31, 2024
[2]	Represents an amount less than $1